DEBT	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
DEBT
24. DEBT

The following table provides a breakdown of debt by nature and split between current and non-current.

	At December 31,
	2024			2023
	Current	Non-current	Total	Current	Non-current	Total
	(€ thousand)
Bonds and notes	459,056	953,917	1,412,973	—	903,673	903,673
Asset-backed financing (Securitizations)	649,173	693,082	1,342,255	514,597	651,876	1,166,473
Borrowings from banks and other financial institutions	143,800	270,833	414,633	166,763	124,167	290,930
Lease liabilities	26,491	99,779	126,270	16,450	56,597	73,047
Other debt	55,757	—	55,757	43,063	—	43,063
Total debt	1,334,277	2,017,611	3,351,888	740,873	1,736,313	2,477,186

The following tables present the change in debt, indicating separately financing cash flows and other movements.

		Financing cash flows		Other movements
	Balance at December 31, 2023	Proceeds from borrowings	Repayments of borrowings	Interest accrued/(paid) and other (1)	Translation differences	Balance at December 31, 2024
	(€ thousand)
Bonds and notes	903,673	496,145	—	13,155	—	1,412,973
Asset-backed financing (Securitizations)	1,166,473	340,499	(243,649)	461	78,471	1,342,255
Borrowings from banks and other financial institutions	290,930	225,000	(104,690)	(672)	4,065	414,633
Lease liabilities	73,047	—	(22,001)	73,429	1,795	126,270
Other debt	43,063	51,022	(41,297)	—	2,969	55,757
Total debt	2,477,186	1,112,666	(411,637)	86,373	87,300	3,351,888

		Financing cash flows		Other movements
	Balance at December 31, 2022	Proceeds from borrowings	Repayments of borrowings	Interest accrued/(paid) and other (1)(2)	Translation differences	Balance at December 31, 2023
	(€ thousand)
Bonds and notes	1,490,319	—	(575,702)	(10,944)	—	903,673
Asset-backed financing (Securitizations)	1,105,425	151,217	(49,611)	445	(41,003)	1,166,473
Borrowings from banks and other financial institutions	113,165	250,000	(72,500)	2,891	(2,626)	290,930
Lease liabilities	57,423	—	(17,691)	34,448	(1,133)	73,047
Other debt	45,447	34,596	(35,566)	—	(1,414)	43,063
Total debt	2,811,779	435,813	(751,070)	26,840	(46,176)	2,477,186
_____________________________
(1)     Other changes in lease liabilities relate entirely to non-cash movements for the recognition of additional lease liabilities in accordance with IFRS 16.
(2)    Includes gains of €7,940 thousand realized on the partial cash tender executed during the third quarter of 2023 on a bond due in 2025.
Contractual undiscounted cash flows

The following tables present the contractual maturities (contractual undiscounted cash flows, including interest) of the Group’s debt based on relevant maturity groupings.

	Contractual cash flows at December 31, 2024
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	As reported at December 31, 2024 (*)
	(€ thousand)
Bonds and notes	480,802	23,075	218,525	812,804	1,535,206	1,412,973
Asset-backed financing (Securitizations)	685,427	435,082	282,283	—	1,402,792	1,342,255
Borrowings from banks and other financial institutions	152,858	53,683	234,312	—	440,853	414,633
Lease liabilities	29,182	24,390	49,052	36,912	139,536	126,270
Other debt	55,757	—	—	—	55,757	55,757
Total debt	1,404,026	536,230	784,172	849,716	3,574,144	3,351,888

	Contractual cash flows at December 31, 2023
	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	As reported at December 31, 2023 (*)
	(€ thousand)
Bonds and notes	11,714	458,619	14,850	460,106	945,289	903,673
Asset-backed financing (Securitizations)	542,960	390,256	277,783	—	1,210,999	1,166,473
Borrowings from banks and other financial institutions	172,441	83,047	46,813	—	302,301	290,930
Lease liabilities	17,934	12,571	28,131	22,316	80,952	73,047
Other debt	43,063	—	—	—	43,063	43,063
Total debt	788,112	944,493	367,577	482,422	2,582,604	2,477,186
_____________________________
(*) As reported in the consolidated statement of financial position

Bonds and notes

2025 Bond

On May 27, 2020 the Company issued 1.5 percent coupon notes due May 2025 (“2025 Bond”), having a principal of
€650 million. The notes were issued at a discount for an issue price of 98.898 percent, resulting in net proceeds of €640,073 thousand, after related expenses, and a yield to maturity of 1.732 percent. The bond was admitted to trading on the regulated market of Euronext Dublin. Following a cash tender offer, in July 2023, the Group accepted for purchase valid tenders of the 2025 Bond for an aggregate nominal amount of €199,037 thousand and at a purchase price of €191,097 thousand, resulting in gains of €7,940 thousand, which were recognized within financial income. The repurchases were settled in July 2023. The amount outstanding of the 2025 Bond at December 31, 2024 was €454,449 thousand, including accrued interest of €4,059 thousand (€453,027 thousand, including accrued interest of €4,097 thousand at December 31, 2023).

2030 Bond
On May 21, 2024, the Company issued 3.625 percent senior notes due May 2030 (“2030 Bond”) having a principal of €500 million. The notes were issued at a discount for an issue price of 99.677 percent, resulting in net proceeds of €496,145 thousand, after related expenses, and a yield to maturity of 3.686 percent. The bond was admitted to trading on the regulated market of Euronext Dublin. The proceeds from the 2030 Bond are intended to be used for general corporate purposes. The amount outstanding of the 2030 Bond December 31, 2024 was €507,678 thousand, including accrued interest of €11,173 thousand.
2029 and 2031 Notes

On July 31, 2019, the Company issued 1.12 percent senior notes due August 2029 (“2029 Notes”) and 1.27 percent senior notes due August 2031 (“2031 Notes”) through a private placement to certain U.S. institutional investors, each having a principal of €150 million. The net proceeds from the issuances amounted to €298,316 thousand and the yields to maturity on an annual basis equal the nominal coupon rates of the notes. The 2029 Notes and the 2031 Notes are primarily used for general corporate purposes, including the funding of capital expenditures.

The amount outstanding of the 2029 Notes at December 31, 2024 was €150,302 thousand, including accrued interest of €700 thousand (€150,218 thousand, including accrued interest of €700 thousand at December 31, 2023). The amount outstanding of the 2031 Notes at December 31, 2024 was €150,315 thousand, including accrued interest of €794 thousand (€150,246 thousand including accrued interest of €794 thousand at December 31, 2023).

2032 Notes

On July 29, 2021, the Company issued 0.91 percent senior notes due January 2032 (“2032 Notes”) through a private placement to certain U.S. institutional investors having a principal of €150 million. The net proceeds from the issuance amounted to €149,495 thousand and the yield to maturity on an annual basis equals the nominal coupon rates of the notes. The 2032 Notes are used for general corporate purposes. The amount outstanding of the 2032 Notes at December 31, 2024 was €150,229 thousand, including accrued interest of €576 thousand (€150,182 thousand, including accrued interest of €587 thousand at December 31, 2023).

The aforementioned bonds and notes impose covenants on Ferrari including: (i) negative pledge clauses which require that, in case any security interest upon assets of Ferrari is granted in connection with other notes or debt securities with the consent of Ferrari are, or are intended to be, listed, such security should be equally and ratably extended to the outstanding notes, subject to certain permitted exceptions; (ii) pari passu clauses, under which the notes rank and will rank pari passu with all other present and future unsubordinated and unsecured obligations of Ferrari; (iii) events of default for failure to pay principal or interest or comply with other obligations under the notes with specified cure periods or in the event of a payment default or acceleration of indebtedness or in the case of certain bankruptcy events; and (iv) other clauses that are customarily applicable to debt securities of issuers with a similar credit standing. A breach of these covenants may require the early repayment of the notes. At December 31, 2024 and 2023, Ferrari was in compliance with the covenants of the bonds and notes.

Asset-backed financing (Securitizations)

As a means of diversifying its sources of funds, the Group sells certain of its receivables originated by its financial services activities in the United States through asset-backed financing or securitization programs (the terms asset-backed financing and securitization programs are used synonymously throughout this document), without transferring the risks typically associated with the related receivables. As a result, the receivables sold through securitization programs are still consolidated until collection from the customer. The securitization agreements for both programs require the maintenance of hedging through interest rate cap derivatives.

The following table presents information relating to the revolving securitization programs.

Program	Funding Limit (2)	Amount Outstanding at December 31, 2024	Amount Outstanding at December 31, 2023	Maturity Date
	($ million)	($ million)	($ million)
Syndicated program (retail) (1)	1,050	974	977	December 2026
Program lease/retail (1)	475	420	312	November 2025
Total asset-backed financing (Securitizations)	1,525	1,394	1,289
_____________________________
(1)At December 31, 2024 the notes relating to the retail securitization program bore interest at a rate per annum equal to the aggregate of a synthetic base rate substantially replicating the LIBOR plus a margin of 79 basis points and the notes relating to the leasing/retail securitization program bore interest at a rate per annum equal to the aggregate of SOFR plus a margin of 70 basis points.
(2)Excluding accrued interest.

Cash collected from the settlement of receivables under securitization programs is subject to certain restrictions regarding its use and is primarily applied to repay principal and interest of the related funding. Such cash amounted to €53,644 thousand at December 31, 2024 (€31,820 thousand at December 31, 2023).
Borrowings from banks and other financial institutions

The following table presents information relating to borrowings from banks and other financial institutions.

		Amount Outstanding at December 31,
Borrowing Entity	Currency	2024	2023	Maturity Date
		(€ thousand)
Ferrari NV (1)	EUR	150,142	—	December 2028
Ferrari NV (1)	EUR	84,115	130,224	January 2026
Ferrari NV (1)	EUR	75,497	—	January 2027
Ferrari NV (1)	EUR	41,682	75,040	March 2026
Ferrari Financial Services, Inc. (2)	USD	63,181	73,153	April 2025
Ferrari SpA (3)	EUR	16	12,513
Total borrowings from banks and other financial institutions		414,633	290,930
_____________________________
(1)     Term loans bearing an average interest rate of 3.441 percent as of December 31, 2024.
(2)    Financial liabilities of FFS Inc to support financial services activities bearing interest at SOFR plus 83 basis points.
(3)    At December 31, 2023 relates to an amortized term loan repaid in June 2024. At December 31, 2024 relates to banking fees and interest.

Lease liabilities

The Group recognizes lease liabilities in relation to right-of-use assets in accordance with IFRS 16 - Leases. At December 31, 2024 lease liabilities amounted to €126,270 thousand (€73,047 thousand at December 31, 2023).

Other debt

Other debt mainly relates to U.S. based financial service activities with specific reference to expected cash out for new funding request as per contractual commitment.

Committed credit lines

At December 31, 2024, the Group had total committed credit lines available and undrawn amounting to €550 million and with maturities ranging from 2025 to 2026 (€600 million at December 31, 2023).